Post-employment benefits for associates	12 Months Ended
Dec. 31, 2018
Statement [line items]
Post-employment benefits for associates
24. Post-employment benefits for associates
Defined benefit plans
In addition to the legally required social security schemes, the Group has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Group. For certain Group companies, however, no independent plan assets exist for the pension and other post-employment benefit obligations of associates. In these cases the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries. Plan assets are recognized at fair value. The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 94%of the Group’s total DBO for pension plans. Details of the plans in the two most significant countries of Switzerland and the United States, which represent 80%of the Group’s total DBO for post-employment benefit plans, are provided below.
Swiss-based pension plans represent the most significant portion of the Group’s total DBO and plan assets. For the active insured members born on or after January 1, 1956, or having joined the plans after December 31, 2010, the benefits are partially linked to the contributions paid into the plan. Certain features of Swiss pension plans required by law preclude the plans being categorized as defined contribution plans. These factors include a minimum interest guarantee on retirement savings accounts, a pre-determined factor for converting the accumulated savings account balance into a pension, and embedded death and disability benefits.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an associate’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The associate also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees that – for the principal plans – consists of representatives nominated by Novartis and the active insured associates. The boards of trustees are responsible for the plan design and asset investment strategy.
In September 2017, the pension regulations in Switzerland were amended, which resulted in a change in accounting from defined benefit to defined contribution for a component of the Swiss pension plans. This change resulted in a reduction to the defined benefit pension plans liability and in a corresponding net pre-tax gain of USD 225 million (CHF 216 million).
The United States pension plans represent the second largest component of the Group’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level.
Furthermore, in certain countries, associates are covered under other post-employment benefit plans and post-retirement medical plans.
In the US, other post-employment benefit plans consist primarily of post-employment healthcare benefits, which have been closed to new members since 2015. Part of the costs of these plans is reimbursable under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003. There is no statutory funding requirement for these plans. The Group is funding these plans to the extent that it is tax efficient.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other postemployment benefit plans of associates at December 31, 2018 and 2017:
	Pension plans		Other post-employment benefit plans

(USD millions)	2018	2017	2018	2017

Benefit obligation at January 1	23 210	23 614	1 115	1 158

Current service cost	378	422	34	34

Interest cost	321	330	39	44

Past service costs and settlements	– 1	– 1 226		– 10

Administrative expenses	26	27

Remeasurement (gains)/losses arising from changes in financial assumptions	– 567	11	– 31	32

Remeasurement losses/(gains) arising from changes in demographic assumptions	5	– 26	1	– 9

Experience-related remeasurement losses/(gains)	264	47	– 32	– 87

Currency translation effects	– 374	1 138	– 7	5

Benefit payments	– 1 263	– 1 300	– 46	– 51

Contributions of associates	169	207

Effect of acquisitions, divestments or transfers	11	– 34		– 1

Benefit obligation at December 31	22 179	23 210	1 073	1 115

Fair value of plan assets at January 1	20 275	19 225	162	153

Interest income	249	236	5	5

Return on plan assets excluding interest income	– 805	1 429	– 8	12

Currency translation effects	– 310	909

Novartis Group contributions	520	579	6	43

Contributions of associates	169	207

Settlements	– 3	– 995

Benefit payments	– 1 263	– 1 300	– 46	– 51

Effect of acquisitions, divestments or transfers	6	– 15

Fair value of plan assets at December 31	18 838	20 275	119	162

Funded status	– 3 341	– 2 935	– 954	– 953

Limitation on recognition of fund surplus at January 1	– 89	– 54

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	25	– 30

Interest income on limitation of fund surplus	– 4	– 5

Limitation on recognition of fund surplus at December 31	– 68	– 89

Net liability in the balance sheet at December 31	– 3 409	– 3 024	– 954	– 953

The reconciliation of the net liability from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2018	2017	2018	2017

Net liability at January 1	– 3 024	– 4 443	– 953	– 1 005

Current service cost	– 378	– 422	– 34	– 34

Net interest expense	– 76	– 99	– 34	– 39

Administrative expenses	– 26	– 27

Past service costs and settlements	– 2	231		10

Remeasurements	– 507	1 397	54	76

Currency translation effects	64	– 229	7	– 5

Novartis Group contributions	520	579	6	43

Effect of acquisitions, divestments or transfers	– 5	19		1

Change in limitation on recognition of fund surplus	25	– 30

Net liability at December 31	– 3 409	– 3 024	– 954	– 953

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	137	133

Accrued benefit liability	– 3 546	– 3 157	– 954	– 953

The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2018				2017

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	14 263	3 348	4 568	22 179	14 606	3 788	4 816	23 210

Thereof unfunded		649	491	1 140		728	499	1 227

By type of member

Active	5 618	653	1 616	7 887	5 627	796	1 646	8 069

Deferred pensioners		1 131	1 531	2 662		1 258	1 646	2 904

Pensioners	8 645	1 564	1 421	11 630	8 979	1 734	1 524	12 237

Fair value of plan assets at December 31	13 470	2 160	3 208	18 838	14 445	2 400	3 430	20 275

Funded status	– 793	– 1 188	– 1 360	– 3 341	– 161	– 1 388	– 1 386	– 2 935

The following table shows a breakdown of the DBO for other post-employment benefit plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2018			2017

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	1 001	72	1 073	1 036	79	1 115

Thereof unfunded	882	72	954	874	79	953

By type of member

Active	270	25	295	310	26	336

Deferred pensioners	18	0	18	20	0	20

Pensioners	713	47	760	706	53	759

Fair value of plan assets at December 31	119	0	119	162	0	162

Funded status	– 882	– 72	– 954	– 874	– 79	– 953

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of associates:
	Pension plans			Other post-employment benefit plans

	2018	2017	2016	2018	2017	2016

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.6%	1.5%	1.4%	4.4%	3.7%	4.2%

Expected rate of pension increase	0.4%	0.5%	0.4%

Expected rate of salary increase	2.8%	2.8%	2.2%

Interest on savings account	0.8%	0.6%	0.5%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the Group’s pension plans in the consolidated financial statements. This can result in substantial changes in the Group’s other comprehensive income, long-term liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the associate’s savings account where the assumption on interest accrued changes in line with the discount rate.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. Generational mortality tables are used where this data is available.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom, Germany and Japan on an aggregated basis:
(USD millions)	Change in 2018 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 718

25 basis point decrease in discount rate	762

1 year increase in life expectancy	803

25 basis point increase in rate of pension increase	502

25 basis point decrease in rate of pension increase	– 133

25 basis point increase of interest on savings account	56

25 basis point decrease of interest on savings account	– 55

25 basis point increase in rate of salary increase	46

25 basis point decrease in rate of salary increase	– 47

The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:
	2018	2017	2016

Healthcare cost trend rate assumed for next year	7.0%	6.5%	7.0%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	5.0%

Year that the rate reaches the ultimate trend rate	2028	2025	2022

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2018 and 2017:
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2018	2017

Equity securities	15	40	28	31

Debt securities	20	60	35	35

Real estate	5	20	17	15

Alternative investments	0	20	16	15

Cash and other investments	0	15	4	4

Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund, private equity, infrastructure and commodity investments, usually have a quoted market price or a regularly updated net asset value.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with the contributions paid by the Group and its associates, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon the market and economic environments, actual asset allocations may temporarily be permitted to deviate from policy targets. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2018	December 31, 2017

Investment in shares of Novartis AG

Number of shares (in millions)	11.0	11.0

Market Value (in USD billions)	0.9	0.9

The weighted average duration of the defined benefit obligation is 14.6 years (2017: 14.6 years).
The Group’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below predetermined thresholds). The only significant plans that are foreseen to require additional funding are those in the United Kingdom.
The expected future cash flows in respect of pension and other post-employment benefit plans at December 31, 2018, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2019 (estimated)	436	65

Expected future benefit payments

2019	1 146	66

2020	1 135	69

2021	1 130	71

2022	1 119	73

2023	1 109	74

2024–2028	5 444	366

Defined contribution plans
In many subsidiaries, associates are covered by defined contribution plans. Contributions charged to the consolidated income statement for the defined contribution plans were:
(USD millions)	2018	2017	2016

Contributions for defined contribution plans	547	406	338